Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 1,133,633	$ 3,122,578
Accounts receivable, net	728,964	978,973
Inventory	119,582	56,279
Prepaid assets	110,944	216,414
Total Current Assets	2,093,123	4,374,244
Property plant and equipment, net	65,214	98,751
Intangible assets and capitalized software, net	450,845
Deposits	49,029	60,136
Operating lease right-of-use assets	1,051,815	1,233,033
Total Assets	3,710,026	5,766,164
Current Liabilities
Accounts payable	729,153	477,028
Accrued liabilities	290,013	270,437
Other current liabilities	67,517
Contingent funding liabilities	108,036
Current portion lease liabilities	196,872	178,561
Warrant liability	588,533
Notes payable— related party	166,667
Total Current liabilities	2,146,791	926,026
Long Term Liabilities
Other long-term liabilities — leases	887,035	1,069,965
Notes payable- related party	333,333
Total Liabilities	3,367,159	1,995,991
Stockholders’ Equity
Series A preferred stock, $0.00001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022 and December 31, 2021.
Common stock, $0.00001 par value; 100,000,000 shares authorized; 9,393,708, and 8,166,457 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	99	82
Additional paid-in capital	20,482,573	20,017,528
Retained deficit	(19,719,536)	(16,247,437)
Total TRxADE Health, Inc. stockholders’ equity	763,136	3,770,173
Non-controlling interest in subsidiary	(420,269)
Total stockholders’ equity	342,867	3,770,173
Total Liabilities and Stockholders’ Equity	$ 3,710,026	$ 5,766,164